Cover	Jun. 16, 2025
Cover [Abstract]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARDT
Security Exchange Name	NYSE
Entity Address, Postal Zip Code	37027
Entity Address, Address Line One	340 Seven Springs Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Tax Identification Number	61-1764793
Entity File Number	001-42180
Entity Incorporation, State or Country Code	DE
Registrant Name	ARDENT HEALTH, INC.
Document Type	8-K
Amendment Flag	false
Central Index Key	0001756655
City Area Code	615
Local Phone Number	296-3000
Entity Emerging Growth Company	false
Document Period End Date	Jun. 16, 2025
Entity Information, Former Legal or Registered Name	Ardent Health Partners, Inc.